UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive
         Suite #707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     January 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $262,089 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      352     5941 SH       SOLE                        0        0     5941
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101      944    36976 SH       SOLE                    36751        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      197    12945 SH       SOLE                        0        0    12945
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1716    52337 SH       SOLE                    52000        0      337
ISHARES TR                     DJ SEL DIV INX   464287168    11086   193673 SH       SOLE                   155450        0    38223
ISHARES TR                     FTSE CHINA25 IDX 464287184     2327    57527 SH       SOLE                    46900        0    10627
ISHARES TR                     CORE S&P500 ETF  464287200     4656    32531 SH       SOLE                    24250        0     8281
ISHARES TR                     CORE TOTUSBD ETF 464287226    22055   198550 SH       SOLE                   192342        0     6208
ISHARES TR                     MSCI EMERG MKT   464287234     2449    55212 SH       SOLE                    44950        0    10262
ISHARES TR                     IBOXX INV CPBD   464287242    14587   120561 SH       SOLE                   101570        0    18991
ISHARES TR                     BARCLYS 1-3 YR   464287457     1443    17097 SH       SOLE                    16922        0      175
ISHARES TR                     MSCI EAFE INDEX  464287465     4256    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     CORE S&P MCP ETF 464287507     7464    73394 SH       SOLE                    57700        0    15694
ISHARES TR                     COHEN&ST RLTY    464287564     5886    74946 SH       SOLE                    67600        0     7346
ISHARES TR                     RUSSELL1000VAL   464287598     3932    53995 SH       SOLE                    47570        0     6425
ISHARES TR                     RUSSELL1000GRW   464287614     4085    62370 SH       SOLE                    55500        0     6870
ISHARES TR                     RUSL 2000 VALU   464287630      608     8053 SH       SOLE                        0        0     8053
ISHARES TR                     CORE S&P SCP ETF 464287804     6987    89458 SH       SOLE                    75600        0    13858
ISHARES TR                     S&PCITI1-3YRTB   464288125      553     5700 SH       SOLE                     5700        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      975     8810 SH       SOLE                        0        0     8810
ISHARES TR                     S&P DEV EX-US    464288422     1173    32293 SH       SOLE                    22000        0    10293
ISHARES TR                     HIGH YLD CORP    464288513    19857   212715 SH       SOLE                   192370        0    20345
ISHARES TR                     BARCLYS 3-7 YR   464288661     1528    12400 SH       SOLE                    12400        0        0
ISHARES TR                     US PFD STK IDX   464288687     4707   118802 SH       SOLE                    93611        0    25191
ISHARES TR                     RSSL MCRCP IDX   464288869     3539    67634 SH       SOLE                    56300        0    11334
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3094   104981 SH       SOLE                    62687        0    42294
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    14224   263114 SH       SOLE                   242769        0    20345
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1748    28000 SH       SOLE                    28000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     5867   304764 SH       SOLE                   288966        0    15798
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      901    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100     1077    40000 SH       SOLE                    40000        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106     4221    79170 SH       SOLE                    76800        0     2370
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     2434    92224 SH       SOLE                    90600        0     1624
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     3311    61220 SH       SOLE                    56205        0     5015
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862     4192    83030 SH       SOLE                    77600        0     5430
SPDR INDEX SHS FDS             S&P EM MKT DIV   78463X533      873    18500 SH       SOLE                    18500        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      555    11530 SH       SOLE                    10800        0      730
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2986    48942 SH       SOLE                    46000        0     2942
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2304    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    29052   345735 SH       SOLE                   335800        0     9935
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     7140   109527 SH       SOLE                   108700        0      827
VANGUARD INDEX FDS             MID CAP ETF      922908629     6472    78505 SH       SOLE                    70800        0     7705
VANGUARD INDEX FDS             GROWTH ETF       922908736     2108    29610 SH       SOLE                    25100        0     4510
VANGUARD INDEX FDS             VALUE ETF        922908744     1207    20522 SH       SOLE                    16300        0     4222
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1680    20761 SH       SOLE                    15850        0     4911
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    16925   380091 SH       SOLE                   338110        0    41981
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      476     5195 SH       SOLE                     3830        0     1365
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    13319   378062 SH       SOLE                   357650        0    20412
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1435    29060 SH       SOLE                    25000        0     4060
VANGUARD WORLD FD              MEGA GRWTH IND   921910816     1154    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     4623    83182 SH       SOLE                    79950        0     3232
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1349    69630 SH       SOLE                    68800        0      830